Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date of the filing of these unaudited condensed consolidated financial statements and determined that there have been no events that have occurred that would require adjustments to our disclosures in the condensed consolidated financial statements except for the matters described below.
On April 21, 2026, the Company amended the exercise price of 2,151,478 Preferred Investment Options from $2.436 to $0.80.
On April 24, 2026, the Company amended the exercise prices of 153,236 Preferred Investment Option from a weighted average price of $71.21 to $0.80.

14.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events through the date of the filing of this Annual Report on
Form 10-K
and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements except for the matters described below.
The One Big Beautiful Bill Act (‘OBBBA’), passed by the House of Representatives in May 2025 and signed into law on July 4, 2025 by President Trump, marks a pivotal shift in tax treatment for research and development (R&D) expenses. Effective for tax years beginning after December 31, 2024, the bill reverses the Tax Cuts and Jobs Act’s requirement to capitalize and amortize domestic R&D costs over five years, restoring full immediate expensing. Businesses can also deduct unamortized expenses from prior years in 2025. The Company is currently evaluating the impact of the OBBBA.
Subsequent to June 30, 2025, 382,000
Pre-Funded
Warrants have been exercised under the 2025 Securities Purchase Agreement.